Leases - Supplemental Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 13, 2023 ft²
Leases
Operating lease costs	$ 300	$ 300
Balance Sheet information related to operating leases
Operating lease ROU assets	116	250
Operating lease liabilities, current portion	115	111
Operating lease liabilities, long-term portion	41	151
Total operating lease liabilities	156	262
Cash flow information related to operating leases
Cash paid for amounts included in the measurement of operating leases liabilities	$ 111	$ 228
Office and warehouse space in Irvine
Leases
Area of land | ft²			5,038
Lease term			36 months